U.S. SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C.  20549"

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.     Name and address of issuer:
"               Special Money Market Fund, Inc."
"               100 Mulberry Street, Gateway Center Three,
Newark, NJ 07102-4077."

2.     Name of each series or class of securities for which this Form is filed
"        (If the Form is being filed for all series and classes
of securities of the issuer,"
        check the box but do not list series or classes):    [ X ]

3.     Investment Company Act File Number:                811-5951
        Securities Act File Number:                                33-31603

"4. (a)     Last day of fiscal year for which this notice
is filed:  June 30, 2002"

    (b)    [   ]  Check box if this Form is being filed late
(i.e. more than 90 calendar
             days after the end of the issuer's fiscal year).
(See Instruction A.2)

"Note: If the Form is being filed late, interest must be paid on the registration fee due."

    (c)    [   ] Check box if this is the last time the
issuer will be filing this Form.

5.     Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24(f):	$	"220,928,292 "

     (ii)     Aggregate price of securities redeemed or repurchased
               during the fiscal year (if applicable):	$	"263,464,526 "

     (iii)    Aggregate price of securities redeemed or repurchased
during any prior
"               fiscal year ending not earlier than October 11, 1995
 that were not "
               previously used to reduce registration fees
payable to the Commission.	$	"96,527,563 "

     (iv)    Total available redemption credits [add items
5(ii) and 5(iii)].	$	"359,992,089 "

     (v)     Net sales - If item 5(i) is greater than item 5(iv)    [subtract
               item 5(iv) from item 5(i)].	$	0

     (vi)     Redemption credits available for use in future years.  -
if item 5(i)
                is less than item 5(iv) [subtract item 5(i) from item 5(iv)]
	$	"139,063,797 "

     (vii)     Multiplier fo determining registration fee
(See instruction C.9):
	X	0.000092

"     (viii)    Registration fee due [multiply item 5(v) by item
5(vii)] enter ""0"" "
                 if no fee is due.	= $	0

6.     Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to "rule 24e-2 as in effect before October 11, 1997, then report the amount of "
securties (number of shares or other units) deducted here:		0
     If there is a number of shares or other units that were
registered pursuant
 to rule 24e-2 remaining unsold at the end of the fiscal year for which this "form is filed that are available for use by the issuer in future fiscal years, "
then state that number here:		0

7.     Interest due  -  if this Form is being filed more than
90 days after the end of
the issuer's fiscal year (See Instruction D):	+ $	0

8.     Total amount of the registration fee due plus any interest due
[line 5(viii) plus line7] :	= $	0

9.     Date the registration fee and any interest payment was sent to
        the Commission's lockbox depository:     N/A


          Method of Delivery:     N/A

                         [    ]   Wire Transfer
                         [    ]   Mail or other means

 		SPECIAL MONEY MARKET FUND, INC.
Gateway Center Three
100 Mulberry Street, 4th Floor
Newark, NJ 07102



	September 10, 2002


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


	Re:	Form 24f-2 for Special Money Market Fund, Inc.
		File Nos. 33-31603 and 811-5951




	On behalf of Special Money Market Fund, Inc., enclosed for filing under the
Investment Company Act of 1940 is one copy of Form 24f-2.
This document has been
filed using the EDGAR system.  Should you have any questions, please contact me at
(973) 802-6469.


							Very truly yours,

							/s/ Jonathan D. Shain
	Jonathan D. Shain
	Secretary


Enclosures





SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)  /s/ Jonathan D. Shain
	Jonathan D. Shain
	Secretary



	Date: September 10, 2002



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